Summary of Significant Accounting Policies - Schedule of Disaggregates its Revenue from Contracts with Customers (Details) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Jan. 31, 2025	Jan. 31, 2024
Schedule of Disaggregates its Revenue from Contracts with Customers [Line items]
Total Revenue	$ 667,432	$ 408,532	$ 2,139,537	$ 2,085,314
Sale of Goods [Member]
Schedule of Disaggregates its Revenue from Contracts with Customers [Line items]
Total Revenue	667,432	408,532	2,139,537	1,920,280
Services [Member]
Schedule of Disaggregates its Revenue from Contracts with Customers [Line items]
Total Revenue				$ 165,034